Revenue - Revenue by segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Revenue from contracts with customers	R$ 1,232,074	R$ 1,001,710	R$ 572,837
Impairment losses on trade receivables arising from contracts with customers	26,610	34,684	17,392
Core segments
Revenue
Revenue from contracts with customers	935,999	841,145	433,372
Supplemental segments
Revenue
Revenue from contracts with customers	296,075	160,565	139,465
Educational content
Revenue
Revenue from contracts with customers	1,214,837	997,176	570,179
Educational content | Core segments
Revenue
Revenue from contracts with customers	931,187	839,383	433,326
Educational content | Supplemental segments
Revenue
Revenue from contracts with customers	283,650	157,793	136,853
Other
Revenue
Revenue from contracts with customers	17,237	4,534	2,658
Other | Core segments
Revenue
Revenue from contracts with customers	4,812	1,762	46
Other | Supplemental segments
Revenue
Revenue from contracts with customers	R$ 12,425	R$ 2,772	R$ 2,612